Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3—Property and Equipment

Property and equipment consists of the following:

	December 31,
	2016	2015
	(in thousands)
Drillships and related equipment	$5,891,860	$5,856,564
Other property and equipment	20,360	14,938
Property and equipment, cost	5,912,220	5,871,502
Accumulated depreciation	(1,002,347)	(727,946)
Property and equipment, net	$4,909,873	$5,143,556

During the years ended December 31, 2016, 2015 and 2014, we capitalized interest costs of $0,  $37.1 million and $62.1 million, respectively.